Other component of equity	12 Months Ended
Sep. 30, 2023
Other Component of Equity [Abstract]
Other component of equity
18.	Other component of equity

a)	Put and call options

In connection with the Company’s acquisition of a 60% controlling interest in Vayavision on July 6, 2020, the Company obtained call options and wrote a put option for the remaining 40% NCI. The Company has the right to purchase the NCI and the NCI holder has the right to sell its interest to the Company. The Company’s right under the call options is either: (1) exercisable in exchange of shares within 10 years following the transaction closing on July 6, 2020, and that right is exercisable in full or in part at any time after delivering a written notice to the NCI holder (referred to as the “Share Call Option” or (2) exercisable in exchange of cash subject to some conditions including service conditions until July 6, 2023 (referred to as the “Cash Call Option”) (collectively referred to as the “Call Options”). The NCI holder’s right under the put option is exercisable within seven years following the transaction closing, and that right is exercisable to exchange all, but not less than all of the NCI, only immediately prior to and subject to the consummation of (i) a Liquidity Event, as defined in Note 14; (ii) a Qualified IPO as defined in Note 14; or (iii) a Qualified Secondary Sale, defined as a secondary sale of common shares to one or more investors for cash following a primary financing transaction, which closes no later than June 30, 2021.

If the Share Call Option or the put option is exercised, the NCI holder will sell to the Company the NCI shares; and in exchange, the Company will issue to the NCI holder that aggregate number of newly issued common shares of the Company, equal to such number obtained by the pre-established exchange ratio of 1 common share of LeddarTech for 10.76 common shares of Vayavision as determined on July 6, 2020.

If the Cash Call Option is exercised, the NCI holder will sell to the Company the NCI shares; and in exchange, the Company will deliver cash based on a price per share of NIS of 0.01 ($0.026 CAD as at July 6, 2020).

Out of the 1,021,462 common shares of Vayavision subject to the Share Call and Cash Call Options and put option, 750,000 common shares are accounted as share-based compensation expenses since they are subject to future employment conditions (note 19c).

The put option held by the NCI is classified as a non-derivative equity instrument. As a result, the Company has recorded the put option (for the common shares not subject to IFRS 2) at fair value of $2,431,688 as at the acquisition date and such option was considered an instrument forming part of the purchase price allocation, thereby increasing goodwill. Such option will not be marked to market at each reporting date thereafter. The put option has been reflected as “Other component of equity” within the consolidated statement of financial position.

The Share Call Option and Cash Call Option are interdependent as they apply to the same shares held by the non-controlling shareholders, and as such, the Call Options are considered as one instrument for accounting purpose. The Call Options held by the Company (for the common shares not subject to IFRS 2) are classified as a derivative financial asset. As a result, the Company has recorded the call option at fair value of nil as at the acquisition date and such option was considered an instrument forming part of the purchase price allocation, thereby offsetting goodwill. Such option will be marked to market at each reporting date thereafter. The fair value of the Call Options is also nil as at September 30, 2022 and 2023.

b)	Stock-based compensation related to the BCA

On May 1st, 2023, the Company entered into an agreement with a service provider regarding the BCA described in note 14a. The agreement implies, upon the completion of the BCA, a transaction fee payable in exchange of a number of common shares of the Company equivalent to US$700,000. A portion ($437,500) of the transaction fee was recognized as transaction costs in the Consolidated statement of loss, with a counterparty in Other components of equity.